Document and Entity Information	Jul. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 11, 2024
Entity Registrant Name	CalAmp Corp.
Entity Incorporation State Country Code	DE
Entity File Number	0-12182
Entity Tax Identification Number	95-3647070
Entity Address Address Line 1	15635 Alton Parkway
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	600-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000730255